Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 641,188,590
Previously Paid Amount	0
Total Fee Amount	98,167
Total Offset Amount	0
Net Fee	$ 98,167